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                              BNY Hamilton Funds
                Prospectus Supplement dated January 4, 2007 to
                              Institutional Class
                        Prospectus dated April 28, 2006

1. The sixth paragraph under "Principal Investment Strategy" on page 11 of the Prospectus shall be replaced in its entirety by the following:

   The Fund pursues its objective by investing at least 80% of its Assets in investment-grade (securities rated Baa/BBB and above) fixed-income securities. "Assets" means net assets plus the amount of borrowings for investment purposes. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy.) The Fund's investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, debt securities and securities with debt-like characteristics of domestic and foreign issuers, including corporations, partnerships, trusts or similar entities, and sovereign or supranational entities (international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies). The Fund will invest no more than 25% of its assets in foreign securities. Other than investments in foreign government obligations, the Fund's investments in foreign securities will consist of U.S. dollar-denominated securities only. The debt securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest up to 20% of its assets in non-investment grade debt obligations. The Fund also invests in mortgage-related securities, including collateralized mortgage obligations (CMOs), which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available, real estate mortgage investment conduits (REMICs) and asset-backed securities.

2. The following paragraph shall be inserted following the fifth paragraph under "Main Investment Risks" on page 12:

   Investments in non-investment grade bonds involve additional risks. High yield bonds or "junk bonds" are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay in accordance with the terms of the obligations. Accordingly, these types of bonds present considerable risk of default, particularly when adverse economic conditions exist. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than higher rated securities. As a result, valuation of high yield bonds may involve greater exercise of judgment, and subject the Fund to higher management risk, than is generally the case with higher rated securities. Because high yield bonds may be less liquid than higher quality investments, the Fund could lose money if it cannot sell a bond at the time and price that would be most beneficial to the Fund. A bond whose credit rating has been lowered may be particularly difficult to sell.

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                              BNY Hamilton Funds
                Prospectus Supplement dated January 4, 2007 to
                 Fixed Income Funds Class A and Class C Shares
                        Prospectus dated April 28, 2006

1. The sixth paragraph under "Principal Investment Strategy" on page 11 of the Prospectus shall be replaced in its entirety by the following:

   The Fund pursues its objective by investing at least 80% of its Assets in investment-grade (securities rated Baa/BBB and above) fixed-income securities. "Assets" means net assets plus the amount of borrowings for investment purposes. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy.) The Fund's investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, debt securities and securities with debt-like characteristics of domestic and foreign issuers, including corporations, partnerships, trusts or similar entities, and sovereign or supranational entities (international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies). The Fund will invest no more than 25% of its assets in foreign securities. Other than investments in foreign government obligations, the Fund's investments in foreign securities will consist of U.S. dollar-denominated securities only. The debt securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest up to 20% of its assets in non-investment grade debt obligations. The Fund also invests in mortgage-related securities, including collateralized mortgage obligations (CMOs), which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available, real estate mortgage investment conduits (REMICs) and asset-backed securities.

2. The following paragraph shall be inserted following the fifth paragraph on page 12:

   Investments in non-investment grade bonds involve additional risks. High yield bonds or "junk bonds" are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay in accordance with the terms of the obligations. Accordingly, these types of bonds present considerable risk of default, particularly when adverse economic conditions exist. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than higher rated securities. As a result, valuation of high yield bonds may involve greater exercise of judgment, and subject the Fund to higher management risk, than is generally the case with higher rated securities. Because high yield bonds may be less liquid than higher quality investments, the Fund could lose money if it cannot sell a bond at the time and price that would be most beneficial to the Fund. A bond whose credit rating has been lowered may be particularly difficult to sell.